Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2017
Registrant Name	dei_EntityRegistrantName	Centre Funds
Central Index Key	dei_EntityCentralIndexKey	0001517238
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 29, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jan. 29, 2018
Prospectus Date	rr_ProspectusDate	Jan. 29, 2018
Centre American Select Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF CENTRE AMERICAN SELECT EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Centre American Select Equity Fund (the "Fund") seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2019
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended September 30, 2017 , the Fund's portfolio turnover rate was 81 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund's "Fee Waiver and/or Expense Reimbursement" and "Total Annual Fund Operating Expenses (after fee waiver and/or expense reimbursements)" have been restated to reflect the Expense Limitation Agreement, which became effective January 29, 2018.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Expense Limitation Agreement may not remain in effect after October 31, 2019.

Although your actual costs may be higher or lower,based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The investment objective of the Fund is to seek long-term growth of capital. This investment objective may be changed without shareholder approval. The Fund is a diversified fund that normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of large capitalization U.S. companies. U.S. companies, for this purpose, consist of those companies that: (i) are incorporated in the U.S.; and (ii) list their common stock on, and principally trade on, the New York Stock Exchange ("NYSE") (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market, or the NASDAQ Capital Market. The 80% portion of the Fund's portfolio consists of investments in U.S. companies that are members of the S&P 500 Index or possess similar minimum market capitalization and trading volume attributes. [1] The Fund's common stock investments may include exchange-listed equities from companies across various sectors and industries. The remaining 20% of the Fund's net assets, plus borrowings for investment purposes, may include small-cap and mid-cap companies, preferred stock, exchange-traded funds ("ETFs"), and preferred stock.

In selecting investments for the Fund, the Adviser utilizes a "bottom-up" fundamental stock selection process that the Adviser believes yields a more accurate picture of a company's intrinsic value. The Adviser analyzes a variety of factors when selecting investments for the Fund, such as a company's operations, risk profile, growth expectations and valuation of its securities. The Adviser utilizes a disciplined, Economic Value Added[2] framework to select investments. The framework focuses on the fundamentals of shareholder wealth creation and wealth destruction similar to the way a traditional, long-term focused corporate investor looking at all aspects of the business would assess a company's value. In the shorter-term, markets often undervalue or overvalue a company's ability to create or destroy shareholder wealth. The framework seeks to identify and exploit these investment opportunities. The approach is designed to capture excess returns when the market price of a stock converges toward the Adviser's target price.

In determining whether a particular company or security may be a suitable investment for the Fund, the Adviser may focus on any number of different attributes that may include, without limitation: the company's ability to generate favorable returns in light of current growth prospects, market position and expertise, brand value, pricing power, measures of financial strength (e.g., strong balance sheet), profit margin changes, return on capital improvement, sustainability of revenue growth, ability to generate cash flow, strong management, commitment to shareholders' interests, dividends or current income, market share gains, innovation and reinvestment, corporate governance and other indications that a company or a security may be an attractive investment. Lastly, the Adviser integrates security selection with appropriate stock position sizing (determining the appropriate percentage of the Fund's assets to commit to a particular investment) in order to maximize return relative to risk. The Adviser may sell or reduce the Fund's position in a security when the facts or analysis surrounding the reasons for investing in the security have changed.

The Fund may purchase or sell exchange-traded derivative products, such as exchange-traded futures and options, for capital preservation, enhancement of returns, temporary cash management, or investment transition purposes. For example, the Adviser may utilize exchange-traded futures and options to hedge the risks of existing stock positions in the Fund's portfolio against significant equity market declines that may occur over short periods of time. Such capital protection strategies will be used tactically when the Adviser's current assessment of market valuation indicates forward returns as low relative to downside risk and the cost to upside potential from utilizing portfolio preservation tools reasonable. A protective put option strategy, when tactically employed, is executed using exchange-traded S&P 500 Index put options to hedge the portfolio and to reduce volatility. Generally, S&P 500 Index put options have an inverse relationship to the S&P 500 Index meaning that the value of an index put option generally increases as the underlying securities in the Fund decrease in price and decreases as those securities increase in price. The Adviser may also seek to enhance returns by writing (selling) out of the money call options tailored with exercise prices generally above the current market prices of stocks held in the Fund or on the S&P 500 Index at the time of the call sale. As the seller of the call option, the Fund receives cash (the premium) from the purchaser. Furthermore, the Fund may also invest in S&P 500 Index futures to increase the Fund's overall market exposure following cash inflows from new investments in the Fund.

The Fund generally maintains a fully-invested posture. As such, cash is typically held to a minimum. However, significant investor inflows may temporarily increase cash positions. The Fund may also, under unusual circumstances, take temporary defensive positions and hold up to 100% of its portfolio in cash or cash equivalent positions. The Fund may engage in frequent or active trading depending on market conditions, resulting in a high portfolio turnover rate. A high portfolio turnover rate may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund's performance.

[1]	Under current S&P Dow Jones Indices market capitalization guidelines, companies are required to have a market value of at least $6.1 billion for listing on the S&P 500 Index. S&P Dow Jones Indices typically makes adjustments to its benchmark indexes on an annual basis.

[2]	Economic Value Added (EVA) is an estimate of a company's economic profit. Economic profit, which refers to the profit earned by a company, minus the cost of financing the company's capital, is an amount that may be considered in the assessment of a company's overall value.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The loss of your money is a principal risk of investing in the Fund. Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. The Fund's shares, like other mutual fund shares, are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Common Stock Risk. The value of common stocks held by the Fund might decrease in response to the activities of a single company or in response to general market or economic conditions. If this occurs, the value of the Fund may also decrease.

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets. Asset prices change daily as a result of many factors, including developments affecting the condition of individual companies, the sector or industries in which they operate, and the market in general. The price of a security or other instrument may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general market conditions. In a declining stock market, security prices for all companies (including those in the Fund's portfolio) may decline regardless of any company's long-term prospects. The Fund's performance per share will change daily in response to such factors.

Risks of Investing in Undervalued Securities. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor or achieve the Adviser's expectations with respect to the price of the security.

Sector Risk. To the extent that the Fund focuses its investments in the securities issued by companies in a particular market sector, the Fund will be subject to the market or economic factors affecting such sector, including adverse economic, business, political, regulatory or environmental developments, to a greater extent than if the Fund's investments were more diversified among various different sectors.

Derivative Risk. Loss may result from the Fund's use of derivatives. The value of derivatives in which the Fund may invest may rise or fall more rapidly than other investments. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to a non-exchange traded derivative transaction; risk that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. Derivatives may contain "inherent" leverage because derivative contracts may give rise to an obligation on the part of the Fund for future payment or liabilities that are larger than the initial margin or premiums required to establish such positions. Combined with the volatility of derivatives prices, the leveraged nature of derivatives trading could cause the Fund to sustain large and sudden losses.

Portfolio Turnover Risk. The Adviser will sell portfolio securities when it believes that it is in the interests of the Fund and its shareholders to do so. Tax consequences are considered; however, the decision to sell a security is first and foremost an investment-driven one. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains and losses. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Investment Adviser Risk. The Adviser's implementation of the Fund's strategy may fail to produce the intended results. The Adviser's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective.

Political/Economic Risk. Changes in economic and tax policies, interest rates, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund's investments.

Regulatory Risk. Governmental and regulatory actions, including tax law changes, may have unexpected or adverse consequences on particular markets, strategies, or investments, including the liquidity of investments. These actions and other developments may impact the Fund's ability to invest or remain invested in certain securities and other assets. Legislation or regulation may also change the way in which the Fund itself is regulated. The Adviser cannot predict the effects of any new governmental regulation that may be implemented on the ability of the Fund to invest in certain assets, and there can be no assurance that any new governmental regulation will not adversely affect the Fund's ability to achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	The loss of your money is a principal risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund's shares, like other mutual fund shares, are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information below provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. The bar chart and performance table assume reinvestment of dividends and distributions. The Fund's past performance (both before and after taxes) is not necessarily an indicator of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.centrefunds.com or by calling 1-855-298-4236.

The following bar chart depicts changes in the Fund's performance from year to year during the periods indicated for Investor Class shares only, since the Investor Class has the longest period of annual returns. The performance of the Institutional Class shares will differ from the performance shown, because the Institutional Class shares have different expenses than the Investor Class shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-298-4236
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.centrefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (both before and after taxes) is not necessarily an indicator of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for the Last 6 Calendar Years – Investor Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Annual Total Returns (Years Ended December 31) - Investor Class Shares

Best Quarter:	1st Quarter, 2012	+13.79%
Worst Quarter:	2nd Quarter, 2012	-3.55%

The following performance table compares the Fund's average annual total returns for the periods indicated to those of a broad-based securities market index. The index is not actively managed and not available for direct investment.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2017 )
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or an individual retirement account ("IRA").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown for Investor Class shares only since the Investor Class has the longest period of annual returns and will vary for Institutional Class shares, which have different expenses.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown in the table. After tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or an individual retirement account ("IRA"). If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

Centre American Select Equity Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHAMX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.36%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3],[4]
Total Annual Fund Operating Expenses (after fee waiver and/or expense reimbursements)	rr_NetExpensesOverAssets	1.45%	[3]
One Year	rr_ExpenseExampleYear01	$ 148
Three Years	rr_ExpenseExampleYear03	461
Five Years	rr_ExpenseExampleYear05	796
Ten Years	rr_ExpenseExampleYear10	$ 1,743
Annual Return 2012	rr_AnnualReturn2012	13.23%
Annual Return 2013	rr_AnnualReturn2013	26.42%
Annual Return 2014	rr_AnnualReturn2014	8.99%
Annual Return 2015	rr_AnnualReturn2015	1.61%
Annual Return 2016	rr_AnnualReturn2016	3.27%
Annual Return 2017	rr_AnnualReturn2017	25.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
1 Year	rr_AverageAnnualReturnYear01	25.20%	[5]
5 Years	rr_AverageAnnualReturnYear05	12.60%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	12.92%	[5],[6]
Centre American Select Equity Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHANX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.03%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.40%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3],[4]
Total Annual Fund Operating Expenses (after fee waiver and/or expense reimbursements)	rr_NetExpensesOverAssets	0.93%	[3]
One Year	rr_ExpenseExampleYear01	$ 95
Three Years	rr_ExpenseExampleYear03	350
Five Years	rr_ExpenseExampleYear05	625
Ten Years	rr_ExpenseExampleYear10	$ 1,408
1 Year	rr_AverageAnnualReturnYear01	25.43%
Since Inception	rr_AverageAnnualReturnSinceInception	9.44%	[6]
Centre American Select Equity Fund | After Taxes on Distributions | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.73%	[5]
5 Years	rr_AverageAnnualReturnYear05	11.12%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	10.24%	[5],[6]
Centre American Select Equity Fund | After Taxes on Distributions and Sales | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.10%	[5]
5 Years	rr_AverageAnnualReturnYear05	9.92%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	9.50%	[5],[6]
Centre American Select Equity Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes) - Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%	[7]
5 Years	rr_AverageAnnualReturnYear05	15.79%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	15.97%	[6],[7]
Centre American Select Equity Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes) - Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%	[7]
5 Years	rr_AverageAnnualReturnYear05	15.79%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	12.21%	[6],[7]
Centre Active U.S. Treasury Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF CENTRE ACTIVE U.S. TREASURY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Centre Active U.S. Treasury Fund (the "Fund") seeks to maximize investors' total return through capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2019
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells certain securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, if any, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended September 30, 2017, the Fund's portfolio turnover rate was 4%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund's "Fee Waiver and/or Expense Reimbursement" and "Total Annual Fund Operating Expenses (after fee waiver and/or expense reimbursements)" have been restated to reflect the Expense Limitation Agreement, which became effective January 29, 2018.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Expense Limitation Agreement will remain in effect only through October 31, 2019.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's goal is to maximize investors' total return through capital appreciation and current income. This investment objective may be changed without shareholder approval. Under normal market conditions, the Fund will invest at least 80% of its assets in U.S. Treasury securities, including Treasury bonds (long-term government securities which pay interest every six months with various maturities), Treasury bills (short-term government securities with maturities ranging from a few days to 52 weeks), Treasury notes (government securities that are issued with various maturities and pay interest every six months), and Treasury Inflation-Protected Securities ("TIPS"). U.S. Treasury securities are fixed-rate debt obligations of the U.S. Treasury. TIPS are debt securities issued by the U.S. Treasury whose values are periodically adjusted to reflect a measure of inflation. TIPS pay interest every six months and are issued with maturities of 5, 10, and 30 years.

The Fund seeks to achieve its investment objective primarily by using an active interest rate management strategy that aims to capture general cyclical interest rate trends while allowing for the potential to benefit from short-term deviations. This strategy involves the use of a proprietary fundamentally-driven interest rate forecasting process designed to forecast interest rates on a monthly basis.

The Adviser's investment strategy with respect to the Fund focuses primarily on interest rates, the anticipated direction of interest rates month-over-month, duration, and management of duration. In managing the Fund, the portfolio manager utilizes a highly disciplined approach that is statistically based and employed to forecast the interest rate outlook. This investment methodology is based on the basic economic theory of interest rate behavior and combines measures of economic growth (e.g., employment growth), inflationary expectations (e.g., the behavior of precious metals prices) and certain market based factors (e.g., interest rate trends). The Adviser seeks to identify both the cyclical path of interest rates as well as short term deviations away from the cyclical path.

In selecting investments for the Fund, the Adviser considers yield and a security's potential for capital appreciation resulting from changes in interest rates. The Adviser utilizes a fundamentally-driven interest rate forecasting process designed to forecast interest rates on a monthly basis. The Adviser's investment approach seeks to manage and take advantage of short-term deviations from the general trend in rates. The Adviser reviews the Fund's portfolio on a monthly basis and adjusts it, as appropriate, based on the Adviser's interest rate outlook. The Adviser also assesses the relative yields available on securities with different maturities and future changes in interest rates. The Adviser may select securities with varying maturities. If the market environment is defensive characterized by an expectation of rising interest rates, the Fund may invest primarily in securities with shorter-term maturities, cash or cash equivalents, as well as sell U.S. exchange-traded futures contracts on bond indices or U.S. Treasury notes and bonds to shorten the duration of the portfolio. Conversely, in an aggressive market environment of low inflation, characterized by declining interest rates, the Fund may invest primarily in securities with longer-term maturities, as well as purchase U.S. exchange-traded futures contracts on bond indices or U.S. Treasury notes and bonds to lengthen the duration of the portfolio.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund's shares, like other mutual fund shares, are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Before investing in the Fund, an investor should carefully consider his/her own investment goals, the amount of time available to leave money invested and the amount of risk he/she is willing to take. There can be no assurance that the Fund will be successful in meeting its investment objective.

Credit Risk. Credit risk is the risk that the issuer of a debt security will fail to repay principal and interest on the security when due, and that there could be a decline or perception of a decline in the credit quality of a security. The degree of risk for a particular security, including U.S. Treasury notes and bonds, may be reflected in its credit rating. There is the possibility that the credit rating of a fixed income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations. The default of a single holding could have the potential to adversely affect the Fund's net asset value. Although the Fund intends to invest only in high quality debt securities, primarily U.S. Treasury securities backed by the full faith and credit of the U.S. Treasury, it is possible that a security held by the Fund could have its credit rating downgraded or could default.

Interest Rate Risk. Changes in interest rates will affect the value of the Fund's investments in fixed income securities. When interest rates rise, the value of investments in fixed income securities tends to fall, and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed income securities with longer maturities or durations.

Duration Risk. Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Accordingly, a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average duration. By way of example, the price of a bond portfolio with duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Income Risk. Income risk is the risk that the income received by the Fund may decrease as a result of falling interest rates.

Fixed Income Securities Risk. Fixed income securities are obligations of the issuer of the securities to make payments of principal and/or interest on future dates. Fixed income securities include, but are not limited to, securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises, corporate debt securities issued by U.S. and non-U.S. entities, mortgage-backed and other asset-backed securities, structured notes and inflation-indexed bonds issued both by governments and corporations. Fixed income securities are generally subject to the risk that the issuer will be unable to meet principal and interest payments, and the risk of price volatility due to a variety of factors, including interest rate sensitivity, market perception of the issuer's creditworthiness and general market conditions. As interest rates rise, the value of fixed income securities typically declines. A period of volatility in economic conditions or monetary policy leading to rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them. To the extent that the Fund is invested in fixed-rate Treasury obligations, the return on, and value of, an investment may fluctuate.

TIPS-Related Risks. TIPS are issued with a fixed interest rate and a fixed maturity date, but their principal value will change, as the U.S. Treasury raises or lowers such value each month to keep pace with inflation. Consequently, the coupon payments made to investors will also vary. Although generally considered a low-risk investment because they are backed by the U.S. government and have a fixed interest rate, TIPS are long-duration assets, sensitive to changes in interest rates and, in the short term, can experience substantial fluctuations in price. In addition, TIPS could lose value during protracted periods of deflation.

Derivative Risk. Loss may result from the Fund's use of derivatives, including exchange-traded futures on bond indices or U.S. Treasury notes and bonds. The value of derivatives in which the Fund may invest may rise or fall more rapidly than other investments. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to a non-exchange traded derivative transaction; risk that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. Derivatives may contain "inherent" leverage because derivative contracts may give rise to an obligation on the part of the Fund for future payment or liabilities that are larger than the initial margin or premiums required to establish such positions. Combined with the volatility of derivatives prices, the leveraged nature of derivatives trading could cause the Fund to sustain large and sudden losses.

Investment Adviser Risk. The Adviser's implementation of the Fund's strategy may fail to produce the intended results. The Adviser's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. Furthermore, because the Fund seeks returns relating to changes in interest rates over time and management of duration, the Fund's performance may be more adversely affected than that of other funds if the Adviser's interest rate forecasts are incorrect.

You could lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund's shares, like other mutual fund shares, are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information below provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. The bar chart and performance table assume reinvestment of dividends and distributions. The Fund's past performance (both before and after taxes) is not necessarily an indicator of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.centrefunds.com or by calling 1-855-298-4236.

The following bar chart depicts the change in the Fund's performance from year to year during the periods indicated for Investor Class shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-298-4236
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.centrefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (both before and after taxes) is not necessarily an indicator of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for the Last 3 Calendar Years – Investor Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Annual Total Returns (Years Ended December 31) – Investor Class Shares

Best Quarter:	1st Quarter, 2016	+3.89%
Worst Quarter:	4th Quarter, 2016	-3.83%

The following performance table compares the Fund's average annual total returns for the periods indicated to those of a broad-based securities market index. The index is not actively managed and not available for direct investment.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2017 )
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or an individual retirement account ("IRA").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown for Investor Class shares only and will vary for Institutional Class shares, which have different expenses.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown in the table above . After tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or an individual retirement account ("IRA"). If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

Centre Active U.S. Treasury Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHTRX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.04%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.46%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3],[8]
Total Annual Fund Operating Expenses (after fee waiver and/or expense reimbursements)	rr_NetExpensesOverAssets	1.09%	[3]
One Year	rr_ExpenseExampleYear01	$ 112
Three Years	rr_ExpenseExampleYear03	360
Five Years	rr_ExpenseExampleYear05	628
Ten Years	rr_ExpenseExampleYear10	$ 1,392
Annual Return 2015	rr_AnnualReturn2015	(0.16%)
Annual Return 2016	rr_AnnualReturn2016	0.10%
Annual Return 2017	rr_AnnualReturn2017	0.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.83%)
1 Year	rr_AverageAnnualReturnYear01	0.86%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	0.64%	[9],[10]
Centre Active U.S. Treasury Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHTUX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.47%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[3],[8]
Total Annual Fund Operating Expenses (after fee waiver and/or expense reimbursements)	rr_NetExpensesOverAssets	0.62%	[3]
One Year	rr_ExpenseExampleYear01	$ 64
Three Years	rr_ExpenseExampleYear03	258
Five Years	rr_ExpenseExampleYear05	467
Ten Years	rr_ExpenseExampleYear10	$ 1,071
1 Year	rr_AverageAnnualReturnYear01	1.12%
Since Inception	rr_AverageAnnualReturnSinceInception	0.92%	[10]
Centre Active U.S. Treasury Fund | After Taxes on Distributions | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.04%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	0.05%	[9],[10]
Centre Active U.S. Treasury Fund | After Taxes on Distributions and Sales | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.49%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	0.22%	[9],[10]
Centre Active U.S. Treasury Fund | Bloomberg Barclays U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.31%	[11]
Since Inception	rr_AverageAnnualReturnSinceInception	2.15%	[10],[11]
Centre Active U.S. Tax Exempt Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF CENTRE ACTIVE U.S. TAX EXEMPT FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Centre Active U.S. Tax Exempt Fund (the "Fund") seeks to maximize investors' total return through capital appreciation and current income exempt from federal income tax.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2019
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells certain securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, if any, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year ended September 30, 2017 , the Fund's portfolio turnover rate was 9 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund's "Fee Waiver and/or Expense Reimbursement" and "Total Annual Fund Operating Expenses (after fee waiver and/or expense reimbursements)" have been restated to reflect the Expense Limitation Agreement, which became effective January 29, 2018.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Expense Limitation Agreement will remain in effect only through October 31, 2019.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's investment objective is to maximize investors' total return through capital appreciation and current income exempt from federal income tax. This investment objective may be changed without shareholder approval. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (including the amount of any borrowings for investment purposes) in federally tax-exempt securities of state and local governments in the United States and their political subdivisions, agencies and instrumentalities. These securities will usually be rated within the three highest rating categories by Moody's Investors Service, Inc. ("Moody's") or S&P Global Ratings ("S&P"), but may be unrated if they are determined to be of equivalent quality by the Adviser.

The Fund's investments in municipal securities may include general obligation bonds, revenue bonds, facility or tax and industrial revenue bonds and pre-refunded bonds. General obligation bonds are backed by the issuer's full faith and credit and taxing power. Revenue bonds are backed by the revenues of a specific project. Facility or tax and industrial revenue bonds are backed by the credit of a private user of a facility. Pre-refunded bonds have been refinanced by their issuers and their payment is funded from securities in a designated escrow account that holds U.S. Treasury securities. From time to time, the Fund's investments may focus in a certain state, region or sector of the municipal market.

In selecting municipal securities or other federally tax-exempt securities as investments for the Fund, the Adviser considers credit risk, yield and a security's potential for capital appreciation resulting from changes in interest rates. The Adviser will utilize a fundamentally-driven interest rate forecasting process designed to forecast interest rates on a monthly basis. The Adviser's investment approach seeks to manage and take advantage of short-term deviations from the general trend in rates. The Adviser will review the Fund's portfolio on a monthly basis and adjust it, as appropriate, based on the Adviser's interest rate outlook. The Adviser will also assess the relative yields available on securities with different maturities and future changes in interest rates. The Adviser may select municipal securities with varying maturities. If the market environment is defensive, characterized by an expectation of rising interest rates, the Fund may invest primarily in securities with shorter-term maturities, cash or cash equivalents, as well as sell U.S. exchange-traded futures contracts on bond indices or U.S. Treasury notes and bonds to shorten the duration of the portfolio. Conversely, in an aggressive market environment of low inflation, characterized by declining interest rates, the Fund may invest primarily in securities with longer-term maturities, as well as purchase U.S. exchange-traded futures contracts on bond indices or U.S. Treasury notes and bonds to lengthen the duration of the portfolio.

The Fund may also invest in taxable obligations. To the extent that the Fund invests in taxable obligations, a larger portion of its distributions will be taxable than would be the case if the Fund focused more on earning income exempt from federal income tax . The Fund does not currently intend to acquire securities that are subject to the alternative minimum tax, but it is permitted to invest up to 20% of its net assets in such securities.

The Fund is structured as a limited "fund of funds," meaning that it may seek to achieve its investment objective by investing directly in securities and in other registered open-end investment companies, primarily those managed by the Adviser (the "Underlying Funds"). The Adviser may invest in one or more Underlying Funds based on each Underlying Fund's principal investment strategy and asset class. The Underlying Funds, in turn, invest directly in a variety of U.S. and foreign equity securities (including common stock and preferred stock) and fixed income securities. In selecting an Underlying Fund that provides exposure to equity or fixed income securities, or in considering the allocation of Fund assets among the Underlying Funds, the Adviser will consider the Underlying Funds' foreign and domestic investments, industry and sector exposures, market capitalization ranges, investment styles, yield, duration, and other relevant attributes. To the extent that the Fund invests in one or more Underlying Funds, the Adviser will monitor the Fund's allocations among such Underlying Funds and may modify weightings based on the Adviser's view of current market, inflation and economic conditions and its overall investment approach for the Fund. The Fund is not required to invest a minimum portion of its assets in any one Underlying Fund, and may invest up to 10% of its assets in a single Underlying Fund. Currently, the Underlying Funds are the Centre Global Infrastructure Fund, the Centre American Select Equity Fund, and the Centre Active U.S. Treasury Fund. The Centre Global Infrastructure Fund is a diversified fund that will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by U.S. and foreign (non-U.S.) infrastructure-related companies. The Centre American Select Equity Fund is a diversified fund that normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of large capitalization U.S. companies. The Centre Active U.S. Treasury Fund invests, under normal market conditions, at least 80% of its assets in U.S. Treasury securities, including Treasury bonds, Treasury bills, Treasury notes, and TIPS. Additional details are available in each Underlying Fund's prospectus. You may request a free copy of each Underlying Fund's prospectus by contacting Shareholder Services at 1-855-298-4236.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. The price of municipal securities will change in response to changes in general economic conditions, conditions within the municipal securities market, the financial condition of the issuer, political changes, interest rate changes and other factors. The Fund's shares, like other mutual fund shares, are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Before investing in the Fund, an investor should carefully consider his/her own investment goals, the amount of time available to leave money invested and the amount of risk he/she is willing to take. There can be no assurance that the Fund will be successful in meeting its investment objective.

Credit Risk. Credit risk is the risk that the issuer of a debt security will fail to repay principal and interest on the security when due, and that there could be a decline or perception of a decline in the credit quality of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations. The default of a single holding could have the potential to adversely affect the Fund's net asset value. It is possible that a security held by the Fund could have its credit rating downgraded or could default.

Interest Rate Risk. Changes in interest rates will affect the value of the Fund's investments in fixed income securities. When interest rates rise, the value of investments in fixed income securities tends to fall, and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed income securities with longer maturities or durations.

Maturity Risk. Longer-term securities generally have greater price fluctuations and are more sensitive to interest rate changes than shorter-term securities. Therefore, the Fund may experience greater price fluctuations when it holds securities with longer maturities.

Income Risk. Income risk is the risk that the income received by the Fund may decrease as a result of falling interest rates.

Derivative Risk. Loss may result from the Fund's use of derivatives, including exchange-traded futures on bond indices or U.S. Treasury notes and bonds. The value of derivatives in which the Fund may invest may rise or fall more rapidly than other investments. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to a non-exchange traded derivative transaction; risk that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. Derivatives may contain "inherent" leverage because derivative contracts may give rise to an obligation on the part of the Fund for future payment or liabilities that are larger than the initial margin or premiums required to establish such positions. Combined with the volatility of derivatives prices, the leveraged nature of derivatives trading could cause the Fund to sustain large and sudden losses.

Liquidity Risk. The secondary market for certain municipal securities tends to be less well developed or liquid than many other securities markets, which may adversely affect the Fund's ability to sell these securities at or near their perceived value. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed income securities generally go down. Where there is little or no active trading market for specific types of securities, the value of such securities and the Fund's share price could decline.

Call Risk. Call risk is the risk that during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested in securities with lower interest rates.

Tax Risk. Adverse tax developments could change the way the Fund's income distributions may be treated for income tax purposes. While income distributions from the Fund will generally be exempt from federal income taxes, to the extent the Fund invests in securities that do not pay interest that is exempt from federal income tax, distributions on these investments will generally be taxable to shareholders. Distributions may be subject to applicable foreign, state and local taxes.

Focused Investing Risk. The Fund may focus its investments within a single state, region or sector of the municipal market. Because many municipal obligations are issued to finance similar projects, the Fund's investments may be focused within a particular sector of the municipal market, such as education, health care, transportation or utilities. Adverse conditions affecting a state, region or sector of the municipal market may cause the Fund's performance to be more sensitive to developments affecting that state, region or sector than a fund with investments that are not focused in the same manner.

Duration Risk. Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Accordingly, a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average duration. By way of example, the price of a bond portfolio with duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The Fund may use futures and options contracts for purposes of managing duration of the Fund's portfolio. Using these instruments also involves risk.

Fixed Income Securities Risk. Fixed income securities are obligations of the issuer of the securities to make payments of principal and/or interest on future dates. Fixed income securities include, but are not limited to, securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises, corporate debt securities issued by U.S. and non-U.S. entities, mortgage-backed and other asset-backed securities, structured notes and inflation-indexed bonds issued both by governments and corporations. Fixed income securities are generally subject to the risk that the issuer will be unable to meet principal and interest payments, and the risk of price volatility due to a variety of factors, including interest rate sensitivity, market perception of the issuer's creditworthiness and general market conditions. A period of economic conditions or monetary policy volatility leading to rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell them. As interest rates rise, the value of fixed income securities typically declines.

Municipal Obligations Risk. The Fund may invest in municipal obligations, including securities of states, territories and possessions, of the U.S. and the District of Columbia, and their political subdivisions, agencies and instrumentalities (collectively, "Municipal Obligations"), the interest on which is exempt from federal income tax. Municipal Obligations include general obligation bonds (which are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest), revenue bonds (which are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power of the issuer) and notes (which are short-term instruments issued by municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues). To the extent that the Fund invests more of its assets in a particular issuer's municipal securities, the Fund will be vulnerable to events adversely affecting that issuer, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters. The Fund's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. For example, factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities. The Fund may also invest in pre-refunded municipal bonds, the proceeds of which will usually be invested in Treasury securities until the scheduled call date. From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations.

Investment Adviser Risk. The Adviser's implementation of the Fund's strategy may fail to produce the intended results. The Adviser's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. Furthermore, because the Fund seeks returns relating to changes in interest rates over time and management of duration, the Fund's performance may be more adversely affected than that of other funds if the Adviser's interest rate forecasts are incorrect.

Underlying Fund Risk. The Fund may invest up to 10% of its assets in a single Underlying Fund. The Fund is not required to invest in any or all of the Underlying Funds. Because the Fund intends to invest in one or all of the Underlying Funds, and the Fund's performance relates, in part, to the performance of such Underlying Funds, the ability of the Fund to achieve its investment objective is related to the ability of the Underlying Funds to meet their investment objectives. In addition, Fund shareholders will bear indirectly the fees and expenses of the Underlying Funds in which the Fund may invest.

Risks Associated with the Underlying Funds' Principal Investment Strategies

Summarized below are the principal risks associated with the principal investment strategies of one or more Underlying Funds. The Fund is not required to invest a minimum portion of its assets in any one Underlying Fund.

Common Stock Risk. The value of common stocks held by an Underlying Fund might decrease in response to the activities of a single company or in response to general market or economic conditions.

Market Risk. Market risk refers to the possibility that the value of securities held by an Underlying Fund may decline due to daily fluctuations in the securities markets.

Foreign Securities Risk. Investing in foreign securities involves investment risks different from those associated with U.S. securities, including the risks that foreign markets may be less liquid, more volatile, and subject to less government supervision than U.S. markets.

Credit Risk. Credit risk is the risk that the issuer of a debt security will fail to repay principal and interest on the security when due, and that there could be a decline or perception of a decline in the credit quality of a security. The default of a single holding could have the potential to, among other things, adversely affect an Underlying Fund's net asset value.

Interest Rate Risk. Changes in interest rates will affect the value of an Underlying Fund's investments in fixed income securities.

Infrastructure-Related Company Investment Risk. The Centre Global Infrastructure Fund's investments in infrastructure-related companies (as defined in the prospectus of that Underlying Fund) will expose the Centre Global Infrastructure Fund to adverse economic or regulatory occurrences affecting those companies. A downturn in these companies would have a larger impact on the Centre Global Infrastructure Fund than on a mutual fund that does not focus its investments in such companies.

Emerging Market Risk. Investing in foreign securities in countries with newly organized or less developed securities markets typically involve greater risk. An Underlying Fund may have to accept a lower price for, or be unable to sell, a portfolio security, which can negatively impact the Underlying Fund's value.

Sector Risk. To the extent that an Underlying Fund focuses its investments in the securities issued by companies in a particular market sector, the Underlying Fund will be subject to the market or economic factors affecting such sector, including adverse economic, business, political, regulatory or environmental developments, to a greater extent than if the Underlying Fund's investments were more diversified among various different sectors.

Currency Risk. Currency risk is the risk that changes in currency exchange rates will negatively affect securities denominated in, and/or companies receiving revenues in, foreign currencies.

Tax-Related Risks. As with the Fund, to qualify for favorable tax treatment as a regulated investment company, certain requirements under the Internal Revenue Code of 1986 (the "Code"), including asset diversification and income requirements, must be met. If an Underlying Fund were to fail to qualify as a regulated investment company under the Code, such fund would be liable for federal, and possibly state, corporate taxes on its taxable income and gains.

Regulatory Risk. Governmental and regulatory actions, including tax law changes, may have unexpected or adverse consequences on particular markets, strategies, or investments, including the liquidity of investments. These actions and other developments may impact an Underlying Fund's ability to invest or remain invested in certain securities and other assets, or change the way in which an Underlying Fund itself is regulated.

Fixed Income Securities Risk. Fixed income securities are generally subject to the risk that the issuer will be unable to meet principal and interest payments, and the risk of price volatility due to a variety of factors, including interest rate sensitivity, market perception of the issuer's creditworthiness and general market conditions.

Income Risk. Income risk is the risk that the income received by an Underlying Fund may decrease as a result of falling interest rates.

TIPS-Related Risks. TIPS are sensitive to changes in interest rates and, in the short term, can experience substantial fluctuations in price. In addition, TIPS could lose value during protracted periods of deflation.

Duration Risk. Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. An Underlying Fund may use futures and options contracts for purposes of managing duration of an Underlying Fund's portfolio, and use of these instruments also involves risk.

Investment Adviser Risk. The Adviser's implementation of an Underlying Fund's strategy may fail to produce the intended results and may prevent an Underlying Fund from achieving its investment objective.

Derivative Risk. Risks of investing in derivatives include the risk of imperfect correlation between the value of a derivative instrument and the underlying asset, risks of default by the other party to a non-exchange traded derivative transaction, the risk that the transaction may result in losses that offset gains in portfolio positions, and the risk that the derivative transaction may not be liquid.

Risks of Investing in Undervalued Securities. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor or achieve the Adviser's expectations with respect to the price of the security.

New Fund Risk. The Centre Global Infrastructure Fund, which has no operating history, may not be successful in implementing its investment strategy or may fail to attract sufficient assets under management to realize economies of scale.

Small-Cap and Mid-Cap Securities Risk. Investing in small-capitalization and mid-capitalization companies involves greater volatility than investing in larger and more established companies.

Maturity Risk. Longer-term securities generally have greater price fluctuations and are more sensitive to interest rate changes than shorter-term securities. Therefore, an Underlying Fund may experience greater price fluctuations to the extent that it holds securities with longer maturities.

Municipal Obligations. To the extent that an Underlying Fund invests more of its assets in a particular issuer's municipal securities, that Underlying Fund will be vulnerable to events adversely affecting that issuer, including economic, political and regulatory occurrences. In addition, from time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations.

Liquidity Risk. An asset held by an Underlying Fund may be impossible or difficult to sell, particularly during times of market turmoil.

Master Limited Partnership ("MLP") Risk. An MLP that invests in a particular industry may be adversely affected by detrimental economic events within that industry, and an MLP may be subject to less regulation (and less protection for investors) under state laws than corporations.

Convertible Securities Risk. If market interest rates rise, the value of a convertible security usually falls. A convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Portfolio Turnover Risk. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for an Underlying Fund, and high rates of portfolio turnover may also result in the realization of short-term capital gains and losses.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund's shares, like other mutual fund shares, are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Managed Municipal Fund, Inc. (the "Acquired Fund"), was reorganized into the Fund on March 17, 2015 (the "Reorganization"). In the Reorganization, Class A shares of the Acquired Fund were exchanged for Investor Class shares of the Fund and Class I shares of the Acquired Fund were exchanged for Institutional Class shares of the Fund.

The information below is based on the performance of the combined Fund resulting from the Reorganization, and the performance of the Acquired Fund prior to the Reorganization on March 17, 2015 (during which time International Strategy & Investment Inc. (not Centre) managed the portfolio of the Acquired Fund). The performance of the Acquired Fund has been adjusted as necessary to reflect the respective fees of Investor Class shares and Institutional Class shares of the Fund. Beginning March 18, 2015 (the date that the Adviser commenced management of the Fund's portfolio), performance information reflects the performance of the Fund, and the actual fees and expenses of Investor Class shares and Institutional Class shares of the Fund.

The performance information below provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. The bar chart and performance table assume reinvestment of dividends and distributions. The Fund's past performance (both before and after taxes) is not necessarily an indicator of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.centrefunds.com or by calling 1-855-298-4236.

The following bar chart depicts changes in the Fund's performance from year to year during the periods indicated for Investor Class shares only, since the Investor Class has the longest period of annual returns. The performance of the Institutional Class shares will differ from the performance shown, because the Institutional Class shares have different expenses than the Investor Class shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-298-4236
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.centrefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (both before and after taxes) is not necessarily an indicator of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for the Last 10 Calendar Years - Investor Class shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Annual Total Returns (Years Ended December 31) - Investor Class Shares

Best Quarter:	4th Quarter, 2008	+4.59%
Worst Quarter:	4th Quarter, 2010	-4.55%

The following performance table compares the Fund's average annual total returns for the periods indicated to those of a broad-based securities market index . The index is not actively managed and not available for direct investment.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns ( for Periods Ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after tax returns depend upon an investor's tax situation and may differ from those shown, and after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (each, an "IRA").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown for the Investor Class shares only and will vary for Institutional Class shares, which have different expenses.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend upon an investor's tax situation and may differ from those shown, and after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (each, an "IRA").

Centre Active U.S. Tax Exempt Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHBRX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.03%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.58%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[3],[12]
Total Annual Fund Operating Expenses (after fee waiver and/or expense reimbursements)	rr_NetExpensesOverAssets	1.19%	[3]
One Year	rr_ExpenseExampleYear01	$ 121
Three Years	rr_ExpenseExampleYear03	393
Five Years	rr_ExpenseExampleYear05	685
Ten Years	rr_ExpenseExampleYear10	$ 1,515
Annual Return 2008	rr_AnnualReturn2008	1.80%
Annual Return 2009	rr_AnnualReturn2009	6.94%
Annual Return 2010	rr_AnnualReturn2010	(0.09%)
Annual Return 2011	rr_AnnualReturn2011	9.26%
Annual Return 2012	rr_AnnualReturn2012	3.95%
Annual Return 2013	rr_AnnualReturn2013	(3.49%)
Annual Return 2014	rr_AnnualReturn2014	4.63%
Annual Return 2015	rr_AnnualReturn2015	1.96%
Annual Return 2016	rr_AnnualReturn2016	(0.57%)
Annual Return 2017	rr_AnnualReturn2017	2.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.55%)
1 Year	rr_AverageAnnualReturnYear01	2.50%	[13]
5 Years	rr_AverageAnnualReturnYear05	0.97%	[13]
10 Years	rr_AverageAnnualReturnYear10	2.63%	[13]
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%	[13],[14]
Centre Active U.S. Tax Exempt Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHBIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.58%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[3],[12]
Total Annual Fund Operating Expenses (after fee waiver and/or expense reimbursements)	rr_NetExpensesOverAssets	0.73%	[3]
One Year	rr_ExpenseExampleYear01	$ 75
Three Years	rr_ExpenseExampleYear03	291
Five Years	rr_ExpenseExampleYear05	526
Ten Years	rr_ExpenseExampleYear10	$ 1,199
1 Year	rr_AverageAnnualReturnYear01	2.77%
5 Years	rr_AverageAnnualReturnYear05	1.10%
Since Inception	rr_AverageAnnualReturnSinceInception	1.99%	[14]
Centre Active U.S. Tax Exempt Fund | After Taxes on Distributions | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.31%	[13],[14]
5 Years	rr_AverageAnnualReturnYear05	0.72%	[13],[14]
10 Years	rr_AverageAnnualReturnYear10	2.47%	[13],[14]
Since Inception	rr_AverageAnnualReturnSinceInception	4.34%	[13],[14]
Centre Active U.S. Tax Exempt Fund | After Taxes on Distributions and Sales | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.35%	[13],[14]
5 Years	rr_AverageAnnualReturnYear05	1.19%	[13],[14]
10 Years	rr_AverageAnnualReturnYear10	2.62%	[13],[14]
Since Inception	rr_AverageAnnualReturnSinceInception	4.38%	[13],[14]
Centre Active U.S. Tax Exempt Fund | Bloomberg Barclays U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes) - Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.45%	[15]
5 Years	rr_AverageAnnualReturnYear05	3.02%	[15]
10 Years	rr_AverageAnnualReturnYear10	4.46%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	5.77%	[14],[15]
Centre Active U.S. Tax Exempt Fund | Bloomberg Barclays Prerefunded Municipal Bond Index (reflects no deduction for fees, expenses or taxes) - Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.37%	[15]
5 Years	rr_AverageAnnualReturnYear05	0.90%	[15]
10 Years	rr_AverageAnnualReturnYear10	2.34%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	2.08%	[14],[15]
Centre Active U.S. Tax Exempt Fund | Bloomberg Barclays U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes) - Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.45%	[15]
5 Years	rr_AverageAnnualReturnYear05	3.02%	[15]
10 Years	rr_AverageAnnualReturnYear10	4.46%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	3.85%	[14],[15]
Centre Active U.S. Tax Exempt Fund | Bloomberg Barclays Prerefunded Municipal Bond Index (reflects no deduction for fees, expenses or taxes) - Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.37%	[15]
5 Years	rr_AverageAnnualReturnYear05	0.90%	[15]
10 Years	rr_AverageAnnualReturnYear10	2.34%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	1.29%	[14],[15]
Centre Global Infrastructure Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF CENTRE GLOBAL INFRASTRUCTURE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Centre Global Infrastructure Fund (the "Fund") seeks long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells certain securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, if any, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated amounts for the current fiscal year of the Fund, which ends September 30, 2018.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Expense Limitation Agreement will remain in effect only for the Initial Term. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The investment objective of the Fund is to seek long-term growth of capital and current income. This investment objective may be changed without shareholder approval. The Fund is a diversified fund that will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by U.S. and foreign (non-U.S.) infrastructure-related companies. For this purpose, an "infrastructure-related" company has (i) at least 50% of its assets (excluding cash) consisting of infrastructure assets, or (ii) 50% of its gross income or net profits attributable to, or derived (directly or indirectly) from the ownership, management, construction, development, operation, use, creation or financing of infrastructure assets. "Infrastructure assets" are the physical structures and networks that provide necessary services for society, including, but not limited to, transportation assets (e.g., railroads, toll roads, bridges, tunnels, airports, parking facilities and seaports); utility assets (e.g., electric transmission and distribution lines, power generation facilities, oil, gas and water distribution facilities and related midstream assets, communications networks and satellites, sewage treatment plants and critical internet networks) and social assets (e.g., hospitals, courts, schools, correctional facilities and subsidized housing). The Fund's 80% investment policy (the "80% Policy") is a non-fundamental investment policy that may be changed by the Fund upon 60 days' prior written notice to shareholders. The Fund must comply with the 80% Policy at the time the Fund invests its assets. Accordingly, when the Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings, but any new investments it makes would need to be consistent with the 80% Policy.

The remaining 20% of the Fund's net assets, plus borrowings for investment purposes, may include infrastructure-related debt securities of U.S. and non-U.S. issuers (including municipal, corporate debt obligations and asset-backed securities), energy-related infrastructure companies organized as master limited partnerships ("MLPs"), common stock and convertible securities. The Fund's common stock investments may consist of exchange-listed equities from companies across various industries, sectors and market capitalizations. The Fund may invest in convertible securities when the attributes of a particular company's convertible security is superior, in terms of total return (interest or dividends plus capital appreciation), to the common shares of the same company.

Under normal market conditions, the Fund will invest at least 40% of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies organized or located in at least three non-U.S. countries. Although the Fund may invest in emerging market securities without limit, under normal market conditions, the non-U.S. companies in which the Fund currently intends to invest will be organized or located primarily in developed market countries, such as Japan, Spain, Canada, and the United Kingdom. The Fund may also engage in transactions in foreign currencies. The Fund's investments in securities of foreign issuers may include sponsored or unsponsored depositary receipts for such securities, such as American Depositary Receipts ("ADRs") (which are typically issued by a U.S. financial institution (a depositary) and evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary) and Global Depositary Receipts ("GDRs") (which are receipts issued outside the U.S., typically by non-U.S. banks and trust companies, and evidence ownership of either foreign or domestic securities).

The Fund intends to generally maintain a fully-invested posture. As such, cash will typically be held to a minimum. However, significant client inflows may temporarily increase cash positions. The Fund may engage in frequent or active trading depending on market conditions, resulting in a high portfolio turnover rate.

In selecting investments for the Fund, the Adviser utilizes a "bottom-up" fundamental stock selection process that the Adviser believes yields a more accurate picture of a company's intrinsic value. The Adviser analyzes a variety of factors when selecting investments for the Fund, such as a company's operations, risk profile, growth expectations and valuation of its securities. The Adviser utilizes a disciplined, Economic Value Added[1] framework to select investments. The framework focuses on the fundamentals of wealth creation and wealth destruction similar to the way a traditional, long-term focused corporate investor looking at all aspects of the business would assess a company's value. In the shorter-term, markets often undervalue or overvalue a company's ability to create or destroy wealth. The framework seeks to identify and exploit these investment opportunities. The approach is designed to capture excess returns when the market price of a stock converges toward the Adviser's target price.

In determining whether a particular company or security may be a suitable investment for the Fund, the Adviser may focus on any number of different attributes that may include, without limitation: the company's ability to generate favorable returns in light of current growth prospects, market position and expertise, brand value, pricing power, measures of financial strength (e.g., strong balance sheet), profit margin changes, return on capital improvement, sustainability of revenue growth, ability to generate cash flow, strong management, commitment to shareholders interests, dividends or current income, market share gains, innovation and reinvestment, corporate governance and other indications that a company or a security may be an attractive investment. Lastly, the Adviser integrates security selection with appropriate stock position sizing (determining the appropriate percentage of the Fund's assets to commit to a particular investment) in order to maximize return relative to risk. The Adviser may sell or reduce the Fund's position in a security when the facts or analysis surrounding the reason to originally invest in the security have changed, such as a change in general market conditions, or in response to redemptions of Fund shares.

[1]	Economic Value Added (EVA) is an estimate of a company's economic profit. Economic profit, which refers to the profit earned by a company, minus the cost of financing the company's capital, is an amount that may be considered in the assessment of a company's overall value.

Risk [Heading]	rr_RiskHeading	Principal Risks OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The loss of your money is a principal risk of investing in the Fund. Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. The Fund's shares, like other mutual fund shares, are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Common Stock Risk. The value of common stocks held by the Fund might decrease in response to the activities of a single company or in response to general market or economic conditions. If this occurs, the value of the Fund may also decrease.

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets. Asset prices change daily as a result of many factors, including developments affecting the condition of individual companies, the sector or industries in which they operate, and the market in general. The price of a security or other instrument may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general market conditions. In a declining stock market, security prices for all companies (including those in the Fund's portfolio) may decline regardless of any company's long-term prospects. The Fund's performance per share will change daily in response to such factors.

Infrastructure-Related Company Investment Risk. The Fund's investments in infrastructure-related companies will expose the Fund, and make it more susceptible, to adverse economic or regulatory occurrences affecting those companies. Infrastructure-related companies may be subject to a variety of factors that, individually or collectively, may adversely affect their business or operations, including general or local economic conditions and political developments, changes in government spending on infrastructure projects, general changes in market sentiment towards infrastructure assets, high interest costs in connection with capital construction and improvement programs, high degrees of leverage, difficulty in raising capital, costs associated with compliance with changes in environmental and other regulations, the deregulation of a particular industry or sector, environmental problems, technological changes, surplus capacity, casualty losses, threat of terrorist attacks, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, and the effects of energy conservation policies. In addition, infrastructure-related companies may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other challenges and the imposition of special tariffs and changes in tax laws and accounting standards. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not focus its investments in such companies.

Sector Risk. The Fund's investments in securities issued by infrastructure-related companies may expose the Fund to the risks affecting a particular market sector, such as utilities, telecommunication services, energy or industrials. To the extent that the Fund's investments are focused in such a sector, the Fund will be subject to the market or economic factors affecting such sector, including adverse economic, business, political, regulatory or environmental developments, to a greater extent than if the Fund's investments were more diversified among various different sectors.

Fixed Income Securities Risk. Fixed income securities are obligations of the issuer of the securities to make payments of principal and/or interest on future dates. Fixed income securities include, but are not limited to, securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises, corporate debt securities issued by U.S. and non-U.S. entities, mortgage-backed and other asset-backed securities, structured notes and inflation-indexed bonds issued both by governments and corporations. Fixed income securities are generally subject to the risk that the issuer will be unable to meet principal and interest payments, and the risk of price volatility due to a variety of factors, including interest rate sensitivity, market perception of the issuer's creditworthiness and general market conditions. A period of economic conditions or monetary policy volatility leading to rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell them. As interest rates rise, the value of fixed income securities typically declines.

Foreign and Emerging Market Securities Risk. The Fund will invest in foreign securities, which involve investment risks different from those associated with domestic securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The value of the Fund's investments may decline because of factors affecting a particular issuer, and/or factors affecting foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund. The Fund's investments in ADRs and GDRs entail similar investment risks to direct ownership of foreign securities traded outside the U.S.

Currency Risk. Currency risk is the chance that changes in currency exchange rates will negatively affect securities denominated in, and/or companies receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a portfolio's investment in securities denominated in a foreign currency or may widen existing losses. Currency gains and losses could occur regardless of the performance of the underlying investment.

Credit Risk. Credit risk is the risk that the issuer of a debt security will fail to repay principal and interest on the security when due, and that there could be a decline or perception of a decline in the credit quality of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations. The default of a single holding could have the potential to adversely affect the Fund's net asset value. It is possible that a security held by the Fund could have its credit rating downgraded or could default.

Interest Rate Risk. Changes in interest rates will affect the value of the Fund's investments in fixed income securities. When interest rates rise, the value of investments in fixed income securities tends to fall, and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed income securities with longer maturities or durations.

Maturity Risk. Longer-term securities generally have greater price fluctuations and are more sensitive to interest rate changes than shorter-term securities. Therefore, the Fund may experience greater price fluctuations when it holds securities with longer maturities.

Income Risk. Income risk is the risk that the income received by the Fund may decrease as a result of falling interest rates or dividend yields.

Municipal Obligations. The Fund may invest in municipal obligations, including securities of states, territories and possessions, of the U.S. and the District of Columbia, and their political subdivisions, agencies and instrumentalities (collectively, "Municipal Obligations"), the interest on which is exempt from federal income tax. Municipal Obligations include general obligation bonds (which are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest), revenue bonds (which are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power of the issuer) and notes (which are short-term instruments issued by municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues). To the extent that the Fund invests more of its assets in a particular issuer's municipal securities, the Fund is vulnerable to events adversely affecting that issuer, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters. The Fund's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. For example, factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities. From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations.

Liquidity Risk. Liquidity risk occurs when an investment becomes difficult to purchase or sell. Some assets held by the Fund may be impossible or difficult to sell, particularly during times of market turmoil. The Fund may also face liquidity risk as a result of, among other factors, low trading volumes, legal or contractual restrictions on resale, and substantial redemptions of the Fund's shares.

Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

MLP Investment Risk. An MLP that invests in a particular industry (e.g. oil, gas and consumable fuels) may be adversely affected by detrimental economic events within that industry. As a partnership, an MLP may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income an MLP pays to its investors, such as the Fund.

Investment Adviser Risk. The Adviser's implementation of the Fund's strategy may fail to produce the intended results. The Adviser's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.

Portfolio Turnover Risk. The Adviser will sell portfolio securities when it believes that it is in the interests of the Fund and its shareholders to do so. Tax consequences are considered; however, the decision to sell a security is first and foremost an investment-driven one. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains and losses. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Political/Economic Risk. Changes in economic and tax policies, interest rates, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund's investments.

Regulatory Risk. Governmental and regulatory actions, including tax law changes, may have unexpected or adverse consequences on particular markets, strategies, or investments, including the liquidity of investments. These actions and other developments may impact the Fund's ability to invest or remain invested in certain securities and other assets. Legislation or regulation may also change the way in which the Fund itself is regulated. The Adviser cannot predict the effects of any new governmental regulation that may be implemented on the ability of the Fund to invest in certain assets, and there can be no assurance that any new governmental regulation will not adversely affect the Fund's ability to achieve its investment objective.

Small-Cap and Mid-Cap Securities Risk. The Fund may invest in securities of small-capitalization ("small-cap") and mid-capitalization ("mid-cap") companies. Investing in such companies involves greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of small-cap and mid-cap companies have limited market liquidity, may be traded in volumes that are lower than are typical of larger company securities, and their prices may be more volatile.

New Fund Risk. The Fund is newly organized and has no operating history. The Fund may not be successful in implementing its investment strategy or may fail to attract sufficient assets under management to realize economies of scale, either of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	The loss of your money is a principal risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund's shares, like other mutual fund shares, are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is available for the Fund because it has not yet been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is available for the Fund because it has not yet been in operation for a full calendar year.
Centre Global Infrastructure Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHIVX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_Component2OtherExpensesOverAssets	5.67%	[16]
Total Other Expenses	rr_OtherExpensesOverAssets	7.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.44%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.74%)	[17]
Total Annual Fund Operating Expenses (after fee waiver and/or expense reimbursements)	rr_NetExpensesOverAssets	1.70%
One Year	rr_ExpenseExampleYear01	$ 173
Three Years	rr_ExpenseExampleYear03	$ 1,585
Centre Global Infrastructure Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHINX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	5.67%	[16]
Total Other Expenses	rr_OtherExpensesOverAssets	7.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.14%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.94%)	[17]
Total Annual Fund Operating Expenses (after fee waiver and/or expense reimbursements)	rr_NetExpensesOverAssets	1.20%
One Year	rr_ExpenseExampleYear01	$ 122
Three Years	rr_ExpenseExampleYear03	$ 1,484

[1]	Under the investment advisory agreement, the Fund pays to the Adviser an investment advisory fee (accrued daily and payable monthly) at an annual rate of 0.75% of the Fund's average daily net assets for the first $1 billion and 0.70% of the Fund's average daily net assets thereafter.
[2]	"Other Expenses" include acquired fund fees and expenses, which are incurred indirectly by the Fund as a result of investing in securities of one or more investment companies.
[3]	The Fund's "Fee Waiver and/or Expense Reimbursement" and "Total Annual Fund Operating Expenses (after fee waiver and/or expense reimbursements)" have been restated to reflect the Expense Limitation Agreement, which became effective January 29, 2018.
[4]	The investment adviser to the Fund, Centre Asset Management, LLC (the "Adviser" or "Centre"), has agreed, pursuant to an amended and restated written expense limitation agreement (the "Expense Limitation Agreement"), to reduce its advisory fees and/or reimburse other expenses of the Fund through at least October 31, 2019 to the extent necessary to limit the current operating expenses of the Fund including, as applicable , investment advisory fees , but excluding, as applicable, any taxes, leverage interest, distribution / service (Rule 12b-1) fees , shareholder services fees, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to an annual rate of 1 .10% of the average daily net assets of the Investor Class shares and 0 .90% of the average daily net assets of the Institutional Class shares. The Expense Limitation Agreement may be terminated at any time by the Board of Trustees of the Trust (the "Board") upon 60 days' written notice to the Adviser , but may not be terminated by the Adviser without the consent of the Board. No recoupment will be made more than three years after the date that the applicable amount was initially waived or reimbursed by the Adviser , and the recoupment may not cause the Fund to exceed the then-existing expense limitation for that class at the time such waiver or reimbursement was made.
[5]	After tax returns are shown for Investor Class shares only since the Investor Class has the longest period of annual returns and will vary for Institutional Class shares, which have different expenses.
[6]	The inception date of the Investor Class shares is December 21, 2011 and the inception date of the Institutional Class shares is January 21, 2014.
[7]	The S&P 500 Index is an index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500 Index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. The "Since Inception" dates for the Index are in alignment with the respective inception dates of the Investor Class shares and the Institutional Class shares.
[8]	The investment adviser to the Fund, Centre Asset Management, LLC (the "Adviser" or "Centre"), has agreed, pursuant to an amended and restated written expense limitation agreement (the "Expense Limitation Agreement"), to reduce its advisory fees and/or reimburse other expenses of the Fund through at least Octobe r 31, 2019 to the extent necessary to limit the current operating expenses of the Fund, including, as applicable , investment advisory fees, but excluding, as applicable, any taxes, leverage interest , distribution / service (Rule 12b-1) fees , shareholder service fees, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of the Fund's business), to an annual rate of 0. 80% of the average daily net assets of the Investor Class shares and 0.60% of the average daily net assets of the Institutional Class shares. The Expense Limitation Agreement may be terminated at any time by the Board of Trustees of the Trust (the "Board") , upon 60 days' written notice to the Adviser, but may not be terminated by the Adviser without the consent of the Board. No recoupment will be made more than three years after the date that the applicable amount was initially waived or reimbursed by the Adviser, and the recoupment may not cause the Fund to exceed the then-existing expense limitation for that class at the time such waiver or reimbursement was made.
[9]	After tax returns are shown for Investor Class shares only and will vary for Institutional Class shares, which have different expenses.
[10]	The inception date of the Investor Class and Institutional Class shares is January 21, 2014.
[11]	The Bloomberg Barclays U.S. Treasury Index is an unmanaged index and measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury. Treasury bills are excluded by the maturity constraint, but are part of a separate Short Treasury Index.
[12]	The investment adviser to the Fund, Centre Asset Management, LLC (the "Adviser" or "Centre"), has agreed, pursuant to an amended and restated written expense limitation agreement (the "Expense Limitation Agreement"), to reduce its advisory fees and/or reimburse other expenses of the Fund through at least October 31, 2019 to the extent necessary to limit the current operating expenses of the Fund, including, as applicable , investment advisory fees, but excluding, as applicable, any taxes, leverage interest, distribution / service (Rule 12b-1) fees , shareholder services fees , brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to an annual rate of 0. 90% of the average daily net assets of the Investor Class shares and 0.70% of the average daily net assets of the Institutional Class shares. The Expense Limitation Agreement may be terminated at any time by the Board of Trustees of the Trust ( the "Board") upon 60 days' written notice to the Adviser, but may not be terminated by the Adviser without the consent of the Board. No recoupment will be made more than three years after the date that the applicable amount was initially waived or reimbursed by the Adviser, and the recoupment may not cause the Fund to exceed the then-existing expense limitation for that class at the time such reimbursement or waiver was made.
[13]	After tax returns are shown for the Investor Class shares only and will vary for Institutional Class shares, which have different expenses.
[14]	The inception date of the Investor Class shares is February 26, 1990 and the inception date of the Institutional Class shares is October 7, 2010.
[15]	The Bloomberg Barclays U.S. Municipal Index covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds. The Bloomberg Barclays Prerefunded Municipal Bond Index includes bonds that have been refinanced by their issuers, and their principal and interest are secured by Treasury obligations backed by the full faith and credit of the U.S. government. The "Since Inception" dates for the Indexes are in alignment with the respective inception dates of the Investor Class shares and the Institutional Class shares.
[16]	Other Expenses are estimated amounts for the current fiscal year of the Fund, which ends September 30, 2018.
[17]	The investment adviser to the Fund, Centre Asset Management, LLC (the "Adviser" or "Centre"), has agreed, pursuant to a written expense limitation agreement (the "Expense Limitation Agreement"), to reduce its advisory fees and/or reimburse other expenses of the Fund for an initial period of not less than two years and until the next following effective date of the post-effective amendment to the registration statement of the Trust relating to the Fund incorporating the Fund's financial statements for that fiscal year (the "Initial Term") to the extent necessary to limit the current operating expenses of the Fund, including, as applicable, investment advisory fees, but excluding, as applicable, any taxes, leverage interest, distribution/service (Rule 12b-1) fees, shareholder services fees, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to an annual rate of 1.30% of the average daily net assets of the Investor Class shares and 1.10% of the average daily net assets of the Institutional Class shares. The Expense Limitation Agreement may be terminated at any time by the Board of Trustees of the Trust (the "Board"), upon 60 days' written notice to the Adviser, but may not be terminated by the Adviser without the consent of the Board. No recoupment will be made more than three years after the date that the applicable amount was initially waived or reimbursed by the Adviser, and the recoupment may not cause the Fund to exceed the then-existing expense limitation for that class at the time such reimbursement or waiver was made.